Employee benefit plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Maximum employer annual contribution per employee, percent	4.50%
Company contributions to the plan during the year, dollars	$ 52,469	$ 49,816